CONSTRUCTION IN PROGRESS	12 Months Ended
Dec. 31, 2017
CONSTRUCTION IN PROGRESS [abstract]
Disclosure of construction in progress

17.     CONSTRUCTION IN PROGRESS

	2016	2017
	RMB	RMB

Balance as of January 1	152,325	129,581
Additions	81,837	85,552
Dry hole costs written off	(7,467)	(6,876)
Transferred to property, plant and equipment	(87,399)	(81,229)
Reclassification to lease prepayments and other long-term assets	(6,900)	(7,773)
Impairment losses for the year	(1,486)	(252)
Disposals	(1,445)	(315)
Exchange adjustments	116	(43)

Balance as of December 31	129,581	118,645

Net changes in capitalized cost of exploratory wells included in the Group’s construction in progress in the E&P segment are analyzed as follows:

	2015	2016	2017
	RMB	RMB	RMB

At beginning of year	19,286	16,772	12,192
Additions, net of amount that were capitalized and subsequently expensed in the same year, pending the determination of proved reserves	5,901	6,321	5,567
Transferred to oil and gas properties based on the determination of proved reserves	(2,615)	(3,716)	(1,839)
Dry hole costs written off	(5,800)	(7,185)	(6,183)

At end of year	16,772	12,192	9,737

Aging of capitalized exploratory well costs based on the date the drilling was completed are analyzed as follows:

	December 31,
	2015	2016	2017
	RMB	RMB	RMB

One year or less	8,074	4,731	4,917
Over one year	8,698	7,461	4,820

	16,772	12,192	9,737

Capitalized exploratory wells costs aged over one year are related to wells for which the drilling results are being further evaluated or the development plans are being formulated.

The geological and geophysical costs paid during the years ended December 31, 2015, 2016 and 2017 amounted to RMB 4,347, RMB 2,899 and RMB 3,710, respectively.